Audit and Other Services	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Audit and Other Services

7. AUDIT AND OTHER SERVICES

	2017	2016	2015
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor(1) and its associates for the audit of the Santander UK group’s annual accounts	7.8	4.9	3.8
Fees payable to the Company’s auditor(1) and its associates for other services to the Santander UK group:
– Audit of the Santander UK group’s subsidiaries	1.4	1.1	1.8
Total audit fees(2)	9.2	6.0	5.6
Non-audit fees:
Audit-related assurance services(3)	1.6	1.3	3.2
Taxation compliance services	–	0.1	0.2
Other assurance services	0.1	–	–
Other non-audit services	0.4	1.9	1.7
Total non-audit fees	2.1	3.3	5.1

(1)	PricewaterhouseCoopers LLP became the Santander UK group’s principal auditor in 2016. Deloitte LLP was the principal auditor during 2015. Excluded from 2016 fees are amounts of £0.2m payable to Deloitte LLP in relation to the 2015 statutory audit.
(2)	The 2017 audit fees included £0.6m (2016: £nil) which related to the prior year.
(3)	The 2017 audit-related assurance services included £0.1m (2016: £nil) which related to the prior year.

Audit fees payable for the statutory audit of Santander UK Group Holdings plc were £0.4m (2016: £0.3m, 2015: £0.2m).

Total audit fees of £9.2m include fees of £1.6m in respect of the audit of the application of IFRS 9. Audit-related assurance services relate to services performed in connection with the statutory and regulatory filings of the Company and its associates. Of this category £0.8m (2016: £0.6m, 2015: £1.4m) accords with the definition of ‘Audit fees’ per US Securities and Exchange Commission (SEC) guidance. The remaining £0.8m (2016: £0.7m, 2015: £1.8m) accords with the definition of ‘Audit-related fees’ per that guidance and relates to services performed in connection with securitisation, debt issuance and related work and reporting to prudential and conduct regulators which is in accordance with the definition ‘Audit-related fees’ per SEC guidance. Taxation compliance services accord with the SEC definition of ‘Tax fees’ and relate to compliance services performed in respect of US Tax returns and other similar tax compliance services. Other assurance services and other non-audit services accord with the SEC definition of ‘All other fees’. In 2017 and 2016 these included services performed in respect of the Global Corporate Banking remediation programme. 2015 included services provided by the predecessor auditor in respect of Santander UK’s preparation for MiFiD II and IFRS 9 Implementation. In 2017 the Company’s auditors also earned fees of £45,000 (2016: £893,000) payable by entities outside the Santander UK group for the review of the financial position of corporate and other borrowers.